SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07618

                   AllianceBernstein Municipal Income Fund II
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                              1200 G Street, N.W.
                             Washington, D.C. 20005

                      Date of fiscal year end: September 30

             Date of reporting period: July 1, 2008 - June 30, 2009

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07618
Reporting Period: 07/01/2008 - 06/30/2009
AllianceBernstein Municipal Income Fund II









======= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II-ARIZONA PORTFOLIO =========




======= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II-FLORIDA PORTFOLIO ===========




======= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II-MASSACHUSETTS PORTFOLIO =====




======= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II-MICHIGAN PORTFOLIO ==========




======= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II-MINNESOTA PORTFOLIO =========




======= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II-NEW JERSEY PORTFOLIO ========




======= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II-OHIO PORTFOLIO ==============




======= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II-PENNSYLVANIA PORTFOLIO ======




======= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II-VIRGINIA PORTFOLIO ==========


     The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period.

=== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Municipal Income
                                           Fund II



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 31, 2009


*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary